UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2011

Item 1. Reports to Stockholders

Fidelity® Tactical Income
Central Fund

Semiannual Report

March 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TP1-SANN-0511
1.807412.106

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Actual	.0024%	$ 1,000.00	$ 1,006.10	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.92	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
U.S. Government and U.S. Government Agency Obligations 76.2%	U.S. Government and U.S. Government Agency Obligations 67.2%
AAA 5.3%	AAA 6.4%
AA 1.5%	AA 2.4%
A 7.0%	A 9.0%
BBB 13.4%	BBB 15.5%
BB and Below 3.8%	BB and Below 3.7%
Not Rated 0.1%	Not Rated 0.5%
Short-Term Investments and Net Other Assets† (7.3)%	Short-Term Investments and Net Other Assets† (4.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Duration as of March 31, 2011
6 months ago
Years	4.8	4.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of March 31, 2011*	As of September 30, 2010**
Corporate Bonds 21.2%	Corporate Bonds 26.3%
U.S. Government and U.S. Government Agency Obligations 76.2%	U.S. Government and U.S. Government Agency Obligations 67.2%
Asset-Backed Securities 1.5%	Asset-Backed Securities 2.3%
CMOs and Other Mortgage Related Securities 8.0%	CMOs and Other Mortgage Related Securities 8.3%
Municipal Bonds 0.3%	Municipal Bonds 0.2%
Other Investments 0.1%	Other Investments 0.4%
Short-Term Investments and Net Other Assets† (7.3)%	Short-Term Investments and Net Other Assets† (4.7)%

* Foreign investments	3.7%	** Foreign investments	4.6%
* Futures and Swaps	(0.7)%	** Futures and Swaps	5.6%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments March 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 1,900,000	$ 2,014,169
5.875% 1/15/36	1,647,000	1,453,000
6.375% 6/15/14	6,069,000	6,649,955
		10,117,124
Media - 1.6%
Comcast Corp.:
4.95% 6/15/16	8,729,000	9,320,695
6.55% 7/1/39	9,750,000	10,102,736
Discovery Communications LLC:
3.7% 6/1/15	2,995,000	3,089,268
6.35% 6/1/40	2,738,000	2,841,929
Liberty Media Corp. 8.25% 2/1/30	4,631,000	4,503,648
NBC Universal, Inc.:
3.65% 4/30/15 (c)	3,350,000	3,434,072
5.15% 4/30/20 (c)	4,448,000	4,577,713
6.4% 4/30/40 (c)	5,208,000	5,347,220
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	2,286,506
News America, Inc. 6.15% 2/15/41 (c)	3,600,000	3,569,918
Time Warner Cable, Inc. 5.85% 5/1/17	11,399,000	12,448,506
Time Warner, Inc. 6.2% 3/15/40	7,609,000	7,533,907
Viacom, Inc.:
3.5% 4/1/17	2,139,000	2,102,658
6.75% 10/5/37	2,840,000	3,048,181
		74,206,957
Specialty Retail - 0.0%
Home Depot, Inc. 5.95% 4/1/41	2,147,000	2,141,018
TOTAL CONSUMER DISCRETIONARY		86,465,099
CONSUMER STAPLES - 1.1%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14	3,554,000	3,912,204
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,715,000	3,939,483
		7,851,687
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 6.302% 6/1/37 (j)	1,470,000	1,444,275
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.3%
Kraft Foods, Inc.:
5.375% 2/10/20	$ 4,113,000	$ 4,336,167
6.5% 8/11/17	3,770,000	4,293,762
6.875% 2/1/38	4,364,000	4,838,275
		13,468,204
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	4,444,000	5,792,590
9.7% 11/10/18	4,681,000	6,147,688
Reynolds American, Inc.:
6.75% 6/15/17	6,895,000	7,875,841
7.25% 6/15/37	10,556,000	11,172,080
		30,988,199
TOTAL CONSUMER STAPLES		53,752,365
ENERGY - 2.0%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 5.35% 3/15/20 (c)	4,099,000	4,255,221
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	4,548,000	4,632,056
Kinder Morgan, Inc. 6.5% 9/1/12	4,952,000	5,249,120
		14,136,397
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp. 6.375% 9/15/17	3,930,000	4,320,068
Duke Capital LLC 6.25% 2/15/13	4,500,000	4,869,347
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	4,750,000	4,974,176
Marathon Petroleum Corp. 5.125% 3/1/21 (c)	2,718,000	2,735,479
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	1,694,000	1,849,387
6.85% 1/15/40 (c)	6,094,000	6,964,827
Nakilat, Inc. 6.067% 12/31/33 (c)	2,653,000	2,639,735
Nexen, Inc.:
5.05% 11/20/13	3,003,000	3,295,522
6.4% 5/15/37	7,000,000	6,987,050
Pemex Project Funding Master Trust 0.9095% 12/3/12 (c)(j)	4,130,000	4,123,805
Petro-Canada 6.05% 5/15/18	1,960,000	2,203,875
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 4,467,000	$ 4,491,184
5.75% 1/20/20	12,326,000	12,715,921
6.875% 1/20/40	3,033,000	3,154,320
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	1,480,000	1,482,118
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,328,000	2,405,408
5.5% 9/30/14 (c)	3,253,000	3,487,945
6.75% 9/30/19 (c)	2,130,000	2,391,464
Suncor Energy, Inc. 6.1% 6/1/18	6,075,000	6,853,621
		81,945,252
TOTAL ENERGY		96,081,649
FINANCIALS - 11.4%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	2,240,000	2,252,952
5.95% 1/18/18	4,700,000	5,038,964
6% 6/15/20	2,200,000	2,322,386
6.15% 4/1/18	4,350,000	4,708,114
6.25% 2/1/41	2,489,000	2,478,691
6.75% 10/1/37	3,956,000	3,990,136
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	1,670,000	1,693,433
JPMorgan Chase Capital XX 6.55% 9/29/36	23,561,000	23,929,447
Lazard Group LLC:
6.85% 6/15/17	2,374,000	2,524,357
7.125% 5/15/15	8,210,000	9,006,510
Merrill Lynch & Co., Inc. 6.875% 4/25/18	5,000,000	5,544,275
Morgan Stanley:
4.1% 1/26/15	3,405,000	3,491,501
5.45% 1/9/17	3,700,000	3,895,848
5.75% 1/25/21	4,000,000	4,031,184
6% 5/13/14	5,080,000	5,521,559
6.625% 4/1/18	7,000,000	7,680,834
7.3% 5/13/19	3,747,000	4,209,237
UBS AG Stamford Branch 3.875% 1/15/15	6,800,000	6,960,670
		99,280,098
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 2.0%
Bank of America NA 5.3% 3/15/17	$ 4,925,000	$ 5,050,991
BB&T Capital Trust IV 6.82% 6/12/77 (j)	1,016,000	1,010,920
Credit Suisse (Guernsey) Ltd. 5.86% (d)(j)	6,010,000	5,829,700
Credit Suisse New York Branch 6% 2/15/18	8,680,000	9,204,098
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (c)(j)	655,596	645,762
Discover Bank:
7% 4/15/20	2,021,000	2,220,501
8.7% 11/18/19	4,894,000	5,855,950
Export-Import Bank of Korea 5.25% 2/10/14 (c)	2,560,000	2,734,605
Fifth Third Bancorp:
3.625% 1/25/16	2,610,000	2,603,141
4.5% 6/1/18	2,119,000	2,060,759
8.25% 3/1/38	1,976,000	2,358,123
Fifth Third Bank 4.75% 2/1/15	556,000	582,659
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	1,811,000	1,763,461
HBOS PLC 6.75% 5/21/18 (c)	3,118,000	3,048,936
HSBC Holdings PLC 5.1% 4/5/21	4,756,000	4,772,984
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,335,045
KeyBank NA:
5.45% 3/3/16	1,756,000	1,875,248
5.8% 7/1/14	3,233,000	3,527,672
6.95% 2/1/28	850,000	900,770
KeyCorp. 5.1% 3/24/21	2,409,000	2,390,431
Manufacturers & Traders Trust Co. 1.8028% 4/1/13 (j)	496,000	495,517
Marshall & Ilsley Bank:
4.85% 6/16/15	1,916,000	1,991,879
5% 1/17/17	2,806,000	2,898,073
5.25% 9/4/12	1,350,000	1,408,683
6.375% 9/1/11	5,009,000	5,093,557
Regions Bank:
6.45% 6/26/37	6,451,000	5,934,920
7.5% 5/15/18	2,725,000	2,877,932
Regions Financial Corp.:
5.75% 6/15/15	877,000	893,444
7.75% 11/10/14	4,089,000	4,416,120
SunTrust Banks, Inc. 3.6% 4/15/16	4,108,000	4,078,106
Wells Fargo & Co. 3.75% 10/1/14	5,360,000	5,610,698
		95,470,685
Consumer Finance - 0.2%
Discover Financial Services 10.25% 7/15/19	3,159,000	4,059,138
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.5331% 10/25/11 (j)	$ 1,810,000	$ 1,790,485
0.6031% 1/27/14 (j)	1,095,000	1,038,526
5% 10/1/13	383,000	396,099
		7,284,248
Diversified Financial Services - 1.5%
Bank of America Corp. 5.75% 12/1/17	10,500,000	11,046,599
BP Capital Markets PLC:
3.125% 10/1/15	4,216,000	4,232,523
3.625% 5/8/14	3,862,000	4,007,594
4.742% 3/11/21	4,000,000	4,001,172
Capital One Capital V 10.25% 8/15/39	1,553,000	1,685,005
Citigroup, Inc.:
5.5% 4/11/13	15,124,000	16,173,606
6.125% 5/15/18	14,745,000	16,055,742
6.5% 8/19/13	1,131,000	1,235,762
Prime Property Funding, Inc. 5.5% 1/15/14 (c)	4,295,000	4,486,415
TECO Finance, Inc.:
4% 3/15/16	1,149,000	1,169,106
5.15% 3/15/20	1,651,000	1,708,356
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(j)	2,500,000	2,550,000
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(j)	500,000	498,010
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	1,534,000	1,537,835
		70,387,725
Insurance - 1.8%
Allstate Corp. 6.2% 5/16/14	4,675,000	5,235,691
Aon Corp.:
3.5% 9/30/15	1,724,000	1,727,188
5% 9/30/20	2,013,000	2,031,872
6.25% 9/30/40	1,290,000	1,339,798
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	6,026,142
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(j)	11,559,000	11,905,770
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (c)	7,190,000	7,775,741
10.75% 6/15/88 (c)(j)	4,025,000	5,232,500
Lincoln National Corp. 7% 5/17/66 (j)	1,446,000	1,435,155
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	1,707,000	2,334,423
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
5.875% 2/6/41	$ 1,278,000	$ 1,288,559
6.75% 6/1/16	3,550,000	4,096,970
Metropolitan Life Global Funding I 5.125% 6/10/14 (c)	3,155,000	3,416,335
Monumental Global Funding II 5.65% 7/14/11 (c)	3,425,000	3,458,640
New York Life Insurance Co. 6.75% 11/15/39 (c)	1,829,000	2,097,907
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,200,000	2,321,007
Pacific Life Global Funding 5.15% 4/15/13 (c)	4,915,000	5,209,315
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	3,542,000	4,655,750
Prudential Financial, Inc.:
4.75% 9/17/15	6,617,000	7,034,089
7.375% 6/15/19	1,370,000	1,606,510
Symetra Financial Corp. 6.125% 4/1/16 (c)	3,545,000	3,677,746
Unum Group 5.625% 9/15/20	2,348,000	2,383,128
		86,290,236
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc. 5.5% 1/15/12	551,000	569,640
Developers Diversified Realty Corp.:
4.75% 4/15/18	2,145,000	2,084,327
5.25% 4/15/11	3,666,000	3,669,362
5.375% 10/15/12	2,654,000	2,749,098
7.5% 4/1/17	2,084,000	2,348,276
9.625% 3/15/16	3,458,000	4,205,862
Duke Realty LP 5.875% 8/15/12	569,000	600,354
Equity One, Inc.:
6% 9/15/17	3,026,000	3,108,586
6.25% 12/15/14	2,601,000	2,787,286
6.25% 1/15/17	2,250,000	2,349,698
Federal Realty Investment Trust:
5.4% 12/1/13	2,572,000	2,762,724
5.9% 4/1/20	1,116,000	1,207,292
6% 7/15/12	1,635,000	1,723,743
6.2% 1/15/17	1,240,000	1,374,251
HRPT Properties Trust:
5.75% 11/1/15	1,115,000	1,187,610
6.65% 1/15/18	2,850,000	3,107,235
UDR, Inc. 5.5% 4/1/14	5,815,000	6,153,270
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
United Dominion Realty Trust, Inc. 5.25% 1/15/15	$ 1,580,000	$ 1,656,045
Washington (REIT) 5.95% 6/15/11	5,404,000	5,447,918
		49,092,577
Real Estate Management & Development - 2.3%
AMB Property LP:
5.9% 8/15/13	4,780,000	5,046,404
6.3% 6/1/13	4,580,000	4,926,962
BioMed Realty LP:
3.85% 4/15/16	4,800,000	4,739,928
6.125% 4/15/20	1,499,000	1,582,203
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,297,000	2,376,761
5.75% 4/1/12	2,341,000	2,416,523
Colonial Properties Trust:
4.8% 4/1/11	401,000	401,000
5.5% 10/1/15	16,890,000	17,239,049
Digital Realty Trust LP 4.5% 7/15/15	2,065,000	2,117,684
Duke Realty LP:
5.4% 8/15/14	5,099,000	5,436,329
5.5% 3/1/16	3,680,000	3,880,803
5.625% 8/15/11	2,767,000	2,807,014
5.95% 2/15/17	1,473,000	1,587,187
6.25% 5/15/13	3,511,000	3,798,123
6.5% 1/15/18	4,735,000	5,208,945
ERP Operating LP:
4.75% 7/15/20	3,181,000	3,215,956
5.2% 4/1/13	4,695,000	5,011,997
5.5% 10/1/12	5,628,000	5,957,148
6.625% 3/15/12	1,125,000	1,183,121
Liberty Property LP:
4.75% 10/1/20	4,767,000	4,702,436
5.5% 12/15/16	3,166,000	3,394,364
6.625% 10/1/17	3,452,000	3,888,133
Post Apartment Homes LP 6.3% 6/1/13	4,411,000	4,719,011
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,318,827
Simon Property Group LP:
4.2% 2/1/15	1,628,000	1,710,351
5.1% 6/15/15	2,362,000	2,571,583
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 2,410,000	$ 2,594,201
6.15% 11/15/15	7,034,000	7,765,529
		111,597,572
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp.:
5.65% 5/1/18	12,973,000	13,534,887
6.5% 8/1/16	5,000,000	5,524,795
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,372,000	3,674,283
		22,733,965
TOTAL FINANCIALS		542,137,106
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	3,302,000	3,459,056
6.25% 6/15/14	1,213,000	1,346,402
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	2,938,317
		7,743,775
INDUSTRIALS - 0.5%
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	80,083	80,203
Continental Airlines, Inc.:
6.545% 8/2/20	795,118	842,826
6.648% 3/15/19	1,991,778	2,096,346
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	5,349,074	5,522,919
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,620,145	1,571,541
8.36% 7/20/20	7,667,638	8,051,020
		18,164,855
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,756,000	2,862,795
TOTAL INDUSTRIALS		21,027,650
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 4,712,000	$ 5,172,984
6.55% 10/1/17	2,336,000	2,669,177
		7,842,161
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	3,185,592
TOTAL INFORMATION TECHNOLOGY		11,027,753
MATERIALS - 0.4%
Chemicals - 0.3%
Dow Chemical Co. 7.6% 5/15/14	10,261,000	11,847,833
Metals & Mining - 0.1%
ArcelorMittal SA 3.75% 3/1/16	1,285,000	1,280,975
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	4,620,000	4,965,525
		6,246,500
TOTAL MATERIALS		18,094,333
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
6.3% 1/15/38	4,683,000	4,716,348
6.8% 5/15/36	6,735,000	7,197,129
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,827,000	5,825,412
CenturyLink, Inc. 7.6% 9/15/39	3,124,000	3,344,026
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,795,000	5,256,351
Telecom Italia Capital SA 5.25% 10/1/15	7,199,000	7,442,801
Telefonica Emisiones SAU 5.855% 2/4/13	1,456,000	1,551,135
Verizon Communications, Inc. 6.1% 4/15/18	1,292,000	1,446,704
		36,779,906
Wireless Telecommunication Services - 0.5%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,347,000	4,675,898
5.875% 10/1/19	5,356,000	5,784,544
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
6.35% 3/15/40	$ 1,571,000	$ 1,570,097
Sprint Nextel Corp. 6% 12/1/16	15,074,000	15,130,528
		27,161,067
TOTAL TELECOMMUNICATION SERVICES		63,940,973
UTILITIES - 2.3%
Electric Utilities - 1.0%
Alabama Power Co. 3.375% 10/1/20	2,472,000	2,328,555
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,360,766
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	6,623,000	6,730,498
Edison International 3.75% 9/15/17	2,719,000	2,671,575
FirstEnergy Corp. 7.375% 11/15/31	4,326,000	4,682,878
FirstEnergy Solutions Corp. 6.05% 8/15/21	1,791,000	1,853,563
Kentucky Utilities Co.:
3.25% 11/1/20 (c)	331,000	306,170
5.125% 11/1/40 (c)	2,366,000	2,262,267
LG&E and KU Energy LLC:
2.125% 11/15/15 (c)	3,110,000	2,953,545
3.75% 11/15/20 (c)	612,000	564,298
Louisville Gas & Electric Co. 5.125% 11/15/40 (c)	710,000	675,833
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,122,545
Pepco Holdings, Inc. 2.7% 10/1/15	2,891,000	2,841,688
Progress Energy, Inc.:
4.4% 1/15/21	5,280,000	5,234,164
6% 12/1/39	2,651,000	2,722,906
Tampa Electric Co. 5.4% 5/15/21 (c)	1,575,000	1,706,368
		49,017,619
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,735,000	3,038,503
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,517,803
Exelon Generation Co. LLC:
4% 10/1/20	3,000,000	2,739,348
5.35% 1/15/14	4,280,000	4,594,109
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC:
6.2% 5/15/16	$ 2,045,000	$ 2,240,124
6.5% 5/1/18	5,340,000	5,956,626
		18,048,010
Multi-Utilities - 0.8%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,585,000	1,648,601
Dominion Resources, Inc.:
6.3% 9/30/66 (j)	9,537,000	9,370,103
7.5% 6/30/66 (j)	5,100,000	5,335,875
National Grid PLC 6.3% 8/1/16	6,883,000	7,807,476
NiSource Finance Corp.:
5.4% 7/15/14	1,450,000	1,582,766
5.45% 9/15/20	1,486,000	1,539,808
6.15% 3/1/13	3,565,000	3,862,460
6.25% 12/15/40	991,000	1,011,762
6.4% 3/15/18	4,379,000	4,890,870
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	3,850,000	3,864,438
		40,914,159
TOTAL UTILITIES		111,018,291
TOTAL NONCONVERTIBLE BONDS (Cost $949,928,109)		1,011,288,994
U.S. Government and Government Agency Obligations - 34.6%

U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	13,750,000	14,414,386
U.S. Treasury Inflation Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	27,770,852	29,419,774
2.125% 2/15/41	80,663,831	85,391,412
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		114,811,186
U.S. Treasury Obligations - 31.9%
U.S. Treasury Bonds:
4.25% 11/15/40	113,465,000	108,412,290
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.375% 11/15/39	$ 18,465,000	$ 18,049,538
4.75% 2/15/41	47,388,000	49,224,285
U.S. Treasury Notes:
0.625% 1/31/13	213,634,000	213,116,578
1.875% 6/15/12	452,737,000	460,553,955
2.125% 2/29/16	36,490,000	36,318,935
2.375% 9/30/14	62,500,000	64,238,250
2.625% 7/31/14 (g)	108,164,000	112,237,024
2.625% 11/15/20	322,123,000	300,153,245
3.625% 2/15/20	42,260,000	43,346,209
3.625% 2/15/21	114,130,000	115,592,234
TOTAL U.S. TREASURY OBLIGATIONS		1,521,242,543
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,652,067,903)		1,650,468,115
U.S. Government Agency - Mortgage Securities - 41.3%

Fannie Mae - 33.1%
1.821% 5/1/34 (j)	1,807,354	1,849,122
1.923% 9/1/33 (j)	982,865	1,004,777
2.059% 3/1/35 (j)	140,883	145,700
2.14% 12/1/34 (j)	175,367	180,878
2.397% 5/1/33 (j)	40,909	42,563
2.54% 8/1/36 (j)	2,658,943	2,802,018
2.544% 7/1/35 (j)	288,298	302,369
2.553% 10/1/33 (j)	127,638	134,300
2.573% 3/1/35 (j)	83,350	87,383
2.59% 6/1/36 (j)	190,860	199,447
2.621% 7/1/34 (j)	127,401	133,709
2.628% 11/1/36 (j)	1,988,618	2,088,800
2.724% 5/1/35 (j)	350,807	370,783
2.749% 5/1/36 (j)	647,599	681,657
2.806% 4/1/36 (j)	5,981,355	6,293,025
2.939% 3/1/36 (j)	969,938	1,026,330
3% 2/1/26	44,820	43,644
3% 4/1/26 (e)(f)	18,900,000	18,377,409
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 4/1/26 (e)(f)	$ 29,000,000	$ 29,029,499
3.5% 4/1/26 (e)	9,000,000	9,009,155
3.5% 4/1/26 (e)	8,000,000	8,008,138
3.5% 4/1/26 (e)	4,000,000	4,004,069
3.5% 4/1/26 (e)(f)	29,000,000	29,029,499
3.5% 4/1/26 (e)(f)	8,000,000	8,008,138
3.5% 1/1/41	8,965,517	8,436,881
3.5% 4/1/41 (e)	46,000,000	43,231,991
3.533% 7/1/37 (j)	413,306	432,773
3.623% 5/1/35 (j)	3,506,761	3,678,357
4% 4/1/24 to 2/1/41 (f)	48,508,355	48,023,263
4% 4/1/26 (e)(f)	10,800,000	11,084,296
4.5% 6/1/24 to 3/1/41	110,444,502	112,567,873
4.5% 4/1/26 (e)	6,000,000	6,281,717
4.5% 4/1/41 (e)	15,000,000	15,241,154
4.5% 4/1/41 (e)	130,000,000	132,089,997
4.5% 4/1/41 (e)	79,800,000	81,082,937
4.5% 4/1/41 (e)	11,000,000	11,176,846
4.5% 4/1/41 (e)	23,000,000	23,369,769
4.5% 4/1/41 (e)(f)	95,000,000	96,527,306
4.656% 7/1/35 (j)	1,416,797	1,500,563
5% 2/1/18 to 9/1/40	169,395,950	178,081,732
5% 4/1/41 (e)(f)	36,000,000	37,613,160
5% 4/1/41 (e)(f)	30,000,000	31,344,300
5% 4/1/41 (e)	31,000,000	32,389,110
5% 4/1/41 (e)(f)	15,000,000	15,672,150
5% 4/1/41 (e)	5,000,000	5,224,050
5% 4/1/41 (e)(f)	14,000,000	14,627,340
5.408% 3/1/36 (j)	621,128	651,319
5.5% 3/1/16 to 3/1/40	169,571,498	181,628,419
5.5% 4/1/41 (e)(f)	16,400,000	17,523,694
5.5% 4/1/41 (e)(f)	56,000,000	59,837,002
5.5% 4/1/41 (e)(f)	8,000,000	8,548,143
5.5% 4/1/41 (e)	5,500,000	5,876,848
5.5% 4/1/41 (e)(f)	21,900,000	23,400,542
5.5% 5/1/41 (e)(f)	16,900,000	18,001,839
6% 5/1/15 to 9/1/39 (e)	123,905,087	135,004,051
6% 4/1/41 (e)	12,000,000	13,041,832
6% 4/1/41 (e)(f)	36,200,000	39,342,859
6% 4/1/41 (e)(f)	11,000,000	11,955,012
6% 4/1/41 (e)	11,000,000	11,955,012
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6% 4/1/41 (e)	$ 5,500,000	$ 5,977,506
6.5% 2/1/12 to 8/1/36	5,146,925	5,734,106
7% 10/1/11 to 6/1/32	4,447,354	5,008,747
7.5% 2/1/22 to 11/1/31	2,482,475	2,807,587
8% 6/1/29	1,543	1,761
TOTAL FANNIE MAE		1,578,826,256
Freddie Mac - 6.6%
2.205% 4/1/35 (j)	1,335,488	1,386,742
2.499% 1/1/35 (j)	162,867	170,932
2.546% 7/1/35 (j)	1,819,771	1,901,635
2.657% 8/1/35 (j)	5,554,025	5,831,112
2.675% 5/1/35 (j)	1,448,763	1,520,768
3.329% 10/1/35 (j)	265,933	282,221
4% 4/1/41(e)	81,000,000	79,387,233
4.5% 7/1/25 to 3/1/41	17,362,065	17,707,233
4.5% 4/1/41 (e)	32,000,000	32,459,459
4.5% 4/1/41 (e)	22,000,000	22,315,878
5% 11/1/33 to 9/1/40	33,439,371	34,929,905
5% 4/1/41 (e)	65,000,000	67,760,303
5.5% 10/1/38	23,462,530	24,986,734
6% 7/1/37 to 8/1/37	6,694,551	7,280,319
6% 4/1/41 (e)	16,000,000	17,369,109
7.5% 11/1/16 to 6/1/32	1,116,659	1,262,291
8% 7/1/25 to 10/1/27	32,155	36,612
8.5% 2/1/19 to 8/1/22	5,466	6,223
12% 11/1/19	2,695	3,017
TOTAL FREDDIE MAC		316,597,726
Ginnie Mae - 1.6%
4% 1/15/25 to 10/20/25	25,130,495	26,194,880
4.5% 5/15/39 to 10/15/40 (f)	28,401,242	29,322,864
5% 4/1/41 (e)	2,000,000	2,118,682
5.5% 11/20/33 to 12/15/38	12,967,182	14,070,961
7% 6/15/24 to 9/15/32	4,557,671	5,193,455
7.5% 3/15/22 to 8/15/28	1,360,231	1,543,638
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8% 4/15/24 to 12/15/25	$ 92,514	$ 105,453
8.5% 8/15/29 to 11/15/31	161,634	186,416
TOTAL GINNIE MAE		78,736,349
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,971,241,764)		1,974,160,331
Asset-Backed Securities - 1.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7195% 4/25/35 (j)	1,090,543	790,476
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9995% 3/25/34 (j)	23,687	23,419
Series 2005-HE2 Class M2, 0.6995% 4/25/35 (j)	109,004	102,544
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.7335% 10/20/14 (j)	15,170	2,824
Airspeed Ltd. Series 2007-1A Class C1, 2.755% 6/15/32 (c)(j)	4,706,839	2,071,009
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	3,740,000	3,826,530
Series 2011-1 Class A2, 2.15% 1/15/16	12,500,000	12,501,103
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9495% 12/25/33 (j)	61,790	52,907
Series 2004-R2 Class M3, 0.7995% 4/25/34 (j)	86,951	21,684
Series 2005-R2 Class M1, 0.6995% 4/25/35 (j)	1,342,000	1,155,440
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0415% 3/25/34 (j)	31,145	25,041
Series 2006-W4 Class A2C, 0.4095% 5/25/36 (j)	902,538	309,934
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0745% 4/25/34 (j)	5,055,000	4,124,748
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	3,600,000	3,723,536
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.318% 12/26/24 (j)	1,046,356	946,952
C-BASS Trust Series 2006-CB7 Class A2, 0.3095% 10/25/36 (j)	34,213	33,941
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	1,208,395	1,225,913
Capital Trust Ltd. Series 2004-1 Class A2, 0.7035% 7/20/39 (c)(j)	280,000	201,600
Asset-Backed Securities - continued
	Principal Amount	Value
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5495% 7/25/36 (j)	$ 742,000	$ 41,919
Series 2007-RFC1 Class A3, 0.3895% 12/25/36 (j)	1,172,000	431,698
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5195% 5/25/37 (j)	498,000	28,903
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,168,845	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.51% 3/25/32 (MGIC Investment Corp. Insured) (j)	60,407	22,516
Series 2004-3 Class M4, 1.2195% 4/25/34 (j)	103,878	52,693
Series 2004-4 Class M2, 1.0445% 6/25/34 (j)	382,121	220,324
Series 2005-3 Class MV1, 0.6695% 8/25/35 (j)	512,760	492,045
Series 2005-AB1 Class A2, 0.4595% 8/25/35 (j)	58,592	57,926
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (FSA Insured) (c)	313,063	313,482
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (c)	4,725,000	3,543,750
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7307% 5/28/35 (j)	25,289	18,740
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4245% 8/25/34 (j)	189,000	110,368
Series 2006-3 Class 2A3, 0.4095% 11/25/36 (j)	2,926,000	1,032,104
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0745% 3/25/34 (j)	10,680	2,611
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.805% 6/15/13 (j)	502,000	500,955
Series 2010-1 Class A, 1.905% 12/15/14 (c)(j)	4,220,000	4,300,284
Series 2010-5 Class A1, 1.5% 9/15/15	4,080,000	4,054,261
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7395% 1/25/35 (j)	1,317,000	659,431
Class M4, 0.9295% 1/25/35 (j)	236,000	76,483
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (c)(j)	1,531,000	903,290
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,730,400	1,377,398
GE Business Loan Trust Series 2003-1 Class A, 0.685% 4/15/31 (c)(j)	157,964	147,696
GSAMP Trust Series 2004-AR1 Class M1, 0.8995% 6/25/34 (j)	1,426,000	998,569
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3295% 5/25/30 (c)(j)	51,124	28,118
Series 2006-3:
Class B, 0.6495% 9/25/46 (c)(j)	402,000	209,040
Class C, 0.7995% 9/25/46 (c)(j)	992,000	198,400
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5695% 8/25/33 (j)	$ 946,460	$ 690,158
Series 2003-3 Class M1, 1.5395% 8/25/33 (j)	505,922	422,876
Series 2003-5 Class A2, 0.9495% 12/25/33 (j)	21,396	15,561
Series 2005-5 Class 2A2, 0.4995% 11/25/35 (j)	55,448	54,747
Series 2006-1 Class 2A3, 0.4745% 4/25/36 (j)	677,771	661,705
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5435% 3/20/36 (j)	466,922	395,830
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4395% 1/25/37 (j)	805,000	375,912
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3795% 11/25/36 (j)	808,000	694,715
Class MV1, 0.4795% 11/25/36 (j)	656,000	436,513
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6385% 12/27/29 (j)	460,462	394,698
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 1.3745% 7/25/33 (j)	4,026,776	3,179,743
Series 2004-2 Class M2, 1.3295% 6/25/34 (j)	60,914	38,233
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 0.5095% 10/25/36 (j)	292,000	17,153
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8995% 7/25/34 (j)	60,380	41,694
Series 2006-FM1 Class A2B, 0.3595% 4/25/37 (j)	1,082,208	970,127
Series 2006-OPT1 Class A1A, 0.5095% 6/25/35 (j)	1,020,251	830,269
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5895% 8/25/34 (j)	37,283	31,028
Series 2005-NC1 Class M1, 0.6895% 1/25/35 (j)	260,000	183,931
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	3,090,000	393,975
Series 2006-4 Class A1, 0.2795% 3/25/25 (j)	71,040	70,719
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7595% 9/25/35 (j)	928,000	615,882
Series 2005-D Class M2, 0.7195% 2/25/36 (j)	193,000	17,455
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (a)(c)(j)	347,000	0
Series 2006-1A Class A, 1.6535% 3/20/49 (a)(c)(j)	765,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4995% 9/25/34 (j)	346,000	217,260
Class M4, 1.6995% 9/25/34 (j)	444,000	109,204
Series 2005-WCH1:
Class M2, 0.7695% 1/25/36 (j)	501,000	473,655
Class M3, 0.8095% 1/25/36 (j)	311,000	218,500
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M4, 1.0795% 1/25/36 (j)	$ 959,000	$ 595,427
Series 2005-WHQ2 Class M7, 1.4995% 5/25/35 (j)	1,682,000	37,804
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	441,120	407,982
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3195% 2/25/37 (j)	142,186	140,763
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0495% 4/25/33 (j)	3,323	2,938
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0445% 3/25/35 (j)	2,896,916	2,357,084
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4035% 3/20/19 (FGIC Insured) (c)(j)	383,999	361,750
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2595% 6/15/33 (j)	827,000	93,001
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3995% 9/25/34 (j)	45,774	18,734
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1095% 9/25/34 (j)	18,730	14,680
WaMu Master Note Trust Series 2006-C2A Class C2, 0.755% 8/15/15 (c)(j)	4,550,000	4,538,808
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (c)(j)	2,326,549	1,372,664
TOTAL ASSET-BACKED SECURITIES (Cost $82,560,239)		72,455,783
Collateralized Mortgage Obligations - 1.9%

Private Sponsor - 1.6%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (c)(j)	928,616	927,339
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6983% 4/10/49 (j)	865,000	555,818
Class C, 5.6983% 4/10/49 (j)	2,315,000	1,264,818
Class D, 5.6983% 4/10/49 (j)	1,160,000	483,324
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	2,272,499	2,311,989
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 2.8193% 3/25/34 (j)	37,580	33,604
Series 2005-E Class 2A7, 2.8657% 6/25/35 (j)	3,890,000	3,112,263
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (c)(j)(k)	$ 26,924,982	$ 1,938,599
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5295% 1/25/35 (j)	2,697,036	2,216,829
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9696% 2/25/37 (j)	563,698	554,310
Series 2007-A2 Class 2A1, 3.0634% 7/25/37 (j)	1,048,293	1,029,312
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8972% 11/25/34 (j)	1,226,502	1,138,566
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (c)(j)	1,858,000	1,854,862
Class C2, 0.7731% 10/18/54 (c)(j)	623,000	619,075
Class M2, 0.5531% 10/18/54 (c)(j)	1,068,000	1,064,739
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (c)(j)	1,594,000	1,566,115
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4535% 12/20/54 (c)(j)	7,007,000	4,540,536
Series 2006-2 Class C1, 0.7235% 12/20/54 (j)	11,874,000	7,694,352
Series 2006-3 Class C2, 0.7535% 12/20/54 (j)	730,000	473,040
Series 2006-4:
Class B1, 0.3435% 12/20/54 (j)	1,954,000	1,606,188
Class C1, 0.6335% 12/20/54 (j)	1,195,000	774,360
Class M1, 0.4235% 12/20/54 (j)	515,000	385,735
Series 2007-1:
Class 1C1, 0.8535% 12/20/54 (j)	1,207,000	782,136
Class 1M1, 0.5535% 12/20/54 (j)	785,000	587,965
Class 2C1, 1.2135% 12/20/54 (j)	2,126,000	1,377,648
Class 2M1, 0.7535% 12/20/54 (j)	4,428,000	3,316,572
Series 2007-2 Class 2C1, 0.6835% 12/17/54 (j)	1,397,000	905,256
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.2031% 1/20/44 (j)	2,564,032	2,237,118
Class 1C, 2.7531% 1/20/44 (j)	279,947	209,960
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7506% 4/25/35 (j)	1,890,267	1,615,432
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4735% 5/19/35 (j)	236,653	155,762
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4595% 5/25/47 (j)	642,943	445,452
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4195% 2/25/37 (j)	951,357	674,670
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.425% 6/15/22 (c)(j)	$ 128,000	$ 125,248
Class C, 0.445% 6/15/22 (c)(j)	828,000	790,740
Class D, 0.455% 6/15/22 (c)(j)	318,000	298,920
Class E, 0.465% 6/15/22 (c)(j)	509,000	473,370
Class F, 0.495% 6/15/22 (c)(j)	919,000	845,480
Class G, 0.565% 6/15/22 (c)(j)	191,000	171,900
Class H, 0.585% 6/15/22 (c)(j)	382,000	328,520
Class J, 0.625% 6/15/22 (c)(j)	446,000	385,790
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5395% 7/25/35 (j)	3,507,908	2,855,038
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5495% 3/25/37 (j)	1,589,000	108,524
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.8128% 10/25/35 (j)	2,505,261	2,146,139
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.608% 7/10/35 (c)(j)	525,937	429,269
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	694,216	724,342
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6995% 6/25/33 (c)(j)	152,414	129,397
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	4,630,000	2,083,500
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (j)	25,736	18,976
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (j)	2,128,000	1,514,779
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12:
Class 2A5, 2.8012% 7/25/35 (j)	2,798,813	2,634,700
Class 2A6, 2.8012% 7/25/35 (j)	1,956,607	1,841,335
Series 2005-AR3 Class 2A1, 2.8793% 3/25/35 (j)	966,273	876,475
Series 2006-AR8 Class 3A1, 2.7908% 4/25/36 (j)	10,763,076	9,207,415
TOTAL PRIVATE SPONSOR		76,443,601
U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	5,169,885	5,671,091
Series 1999-57 Class PH, 6.5% 12/25/29	3,837,301	4,298,114
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae planned amortization class: - continued
Series 2006-45 Class OP, 6/25/36 (l)	$ 2,312,968	$ 1,998,998
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2006-15 Class OP, 3/25/36 (l)	2,566,171	2,074,062
TOTAL U.S. GOVERNMENT AGENCY		14,042,265
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $103,694,027)		90,485,866
Commercial Mortgage Securities - 6.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.455% 2/14/43 (j)(k)	15,500,404	347,846
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (j)	5,450,000	5,895,701
Series 2006-5:
Class A2, 5.317% 9/10/47	5,365,472	5,451,226
Class A3, 5.39% 9/10/47	3,670,000	3,752,901
Series 2007-3 Class A3, 5.6579% 6/10/49 (j)	8,000,000	8,372,420
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.725% 3/15/22 (c)(j)	400,000	388,000
Class G, 0.785% 3/15/22 (c)(j)	259,000	239,575
Series 2006-BIX1:
Class F, 0.565% 10/15/19 (c)(j)	1,030,000	914,125
Class G, 0.585% 10/15/19 (c)(j)	702,000	603,720
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0995% 12/25/33 (c)(j)	46,615	35,027
Series 2004-1:
Class A, 0.6095% 4/25/34 (c)(j)	653,889	580,379
Class B, 2.1495% 4/25/34 (c)(j)	72,724	39,173
Class M1, 0.8095% 4/25/34 (c)(j)	59,010	45,430
Class M2, 1.4495% 4/25/34 (c)(j)	52,984	36,070
Series 2004-2:
Class A, 0.6795% 8/25/34 (c)(j)	1,373,205	1,218,571
Class M1, 0.8295% 8/25/34 (c)(j)	117,397	86,340
Series 2004-3:
Class A1, 0.6195% 1/25/35 (c)(j)	1,128,223	1,009,534
Class A2, 0.6695% 1/25/35 (c)(j)	359,974	302,438
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-3:
Class M1, 0.7495% 1/25/35 (c)(j)	$ 413,743	$ 296,665
Class M2, 1.2495% 1/25/35 (c)(j)	263,070	180,727
Series 2005-2A:
Class A1, 0.5595% 8/25/35 (c)(j)	787,392	624,541
Class M1, 0.6795% 8/25/35 (c)(j)	58,264	38,484
Class M2, 0.7295% 8/25/35 (c)(j)	96,551	58,034
Class M3, 0.7495% 8/25/35 (c)(j)	53,270	30,491
Class M4, 0.8595% 8/25/35 (c)(j)	49,108	26,564
Series 2005-3A:
Class A1, 0.5695% 11/25/35 (c)(j)	440,162	376,365
Class A2, 0.6495% 11/25/35 (c)(j)	285,598	220,038
Class M2, 0.7395% 11/25/35 (c)(j)	62,287	37,858
Class M3, 0.7595% 11/25/35 (c)(j)	55,828	32,804
Class M4, 0.8495% 11/25/35 (c)(j)	69,669	35,679
Series 2005-4A:
Class A2, 0.6395% 1/25/36 (c)(j)	1,024,199	824,579
Class B1, 1.6495% 1/25/36 (c)(j)	83,394	30,582
Class M1, 0.6995% 1/25/36 (c)(j)	330,580	220,483
Class M2, 0.7195% 1/25/36 (c)(j)	98,874	62,093
Class M3, 0.7495% 1/25/36 (c)(j)	144,816	83,908
Class M4, 0.8595% 1/25/36 (c)(j)	75,404	40,076
Class M5, 0.8995% 1/25/36 (c)(j)	75,404	37,136
Class M6, 0.9495% 1/25/36 (c)(j)	80,398	34,947
Series 2006-1:
Class A2, 0.6095% 4/25/36 (c)(j)	156,654	124,487
Class M6, 0.8895% 4/25/36 (c)(j)	52,730	26,041
Series 2006-2A:
Class A1, 0.4795% 7/25/36 (c)(j)	1,559,501	1,319,593
Class A2, 0.5295% 7/25/36 (c)(j)	140,535	109,472
Class B3, 2.9495% 7/25/36 (c)(j)	75,170	24,102
Class M1, 0.5595% 7/25/36 (c)(j)	147,616	99,678
Class M2, 0.5795% 7/25/36 (c)(j)	104,039	65,739
Class M3, 0.5995% 7/25/36 (c)(j)	81,706	50,852
Class M4, 0.6695% 7/25/36 (c)(j)	55,016	33,100
Class M5, 0.7195% 7/25/36 (c)(j)	67,544	39,482
Class M6, 0.7895% 7/25/36 (c)(j)	107,308	47,022
Series 2006-3A:
Class B1, 1.0495% 10/25/36 (c)(j)	89,584	13,432
Class B3, 2.8495% 10/25/36 (c)(j)	105,406	9,030
Class M4, 0.6795% 10/25/36 (c)(j)	99,251	36,723
Class M5, 0.7295% 10/25/36 (c)(j)	125,675	41,473
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-3A:
Class M6, 0.8095% 10/25/36 (c)(j)	$ 245,550	$ 61,388
Series 2006-4A:
Class A1, 0.4795% 12/25/36 (c)(j)	902,913	726,845
Class A2, 0.5195% 12/25/36 (c)(j)	2,013,850	1,510,387
Class B1, 0.9495% 12/25/36 (c)(j)	66,391	10,948
Class B3, 2.6995% 12/25/36 (c)(j)	115,377	12,613
Class M1, 0.5395% 12/25/36 (c)(j)	145,427	82,893
Class M2, 0.5595% 12/25/36 (c)(j)	92,315	48,927
Class M3, 0.5895% 12/25/36 (c)(j)	93,579	46,322
Class M4, 0.6495% 12/25/36 (c)(j)	111,916	49,243
Class M5, 0.6895% 12/25/36 (c)(j)	103,064	43,287
Class M6, 0.7695% 12/25/36 (c)(j)	92,315	33,233
Series 2007-1:
Class A2, 0.5195% 3/25/37 (c)(j)	385,890	266,264
Class B1, 0.9195% 3/25/37 (c)(j)	119,251	22,658
Class B2, 1.3995% 3/25/37 (c)(j)	86,423	12,963
Class B3, 3.5995% 3/25/37 (c)(j)	244,766	24,477
Class M1, 0.5195% 3/25/37 (c)(j)	103,842	47,767
Class M2, 0.5395% 3/25/37 (c)(j)	77,714	31,863
Class M3, 0.5695% 3/25/37 (c)(j)	69,005	24,842
Class M5, 0.6695% 3/25/37 (c)(j)	86,423	25,927
Class M6, 0.7495% 3/25/37 (c)(j)	121,261	29,103
Series 2007-2A:
Class A1, 0.5195% 7/25/37 (c)(j)	1,448,994	1,105,513
Class A2, 0.5695% 7/25/37 (c)(j)	1,357,364	748,570
Class B1, 1.8495% 7/25/37 (c)(j)	402,239	46,290
Class B2, 2.4995% 7/25/37 (c)(j)	350,212	30,155
Class B3, 3.5995% 7/25/37 (c)(j)	391,368	26,857
Class M1, 0.6195% 7/25/37 (c)(j)	454,267	162,627
Class M2, 0.6595% 7/25/37 (c)(j)	174,718	49,642
Class M3, 0.7395% 7/25/37 (c)(j)	174,718	38,922
Class M4, 0.8995% 7/25/37 (c)(j)	500,082	97,076
Class M5, 0.9995% 7/25/37 (c)(j)	442,619	73,970
Class M6, 1.2495% 7/25/37 (c)(j)	557,544	81,250
Series 2007-3:
Class A2, 0.5395% 7/25/37 (c)(j)	565,503	368,495
Class B1, 1.1995% 7/25/37 (c)(j)	337,114	45,383
Class B2, 1.8495% 7/25/37 (c)(j)	878,170	98,647
Class B3, 4.2495% 7/25/37 (c)(j)	450,118	37,191
Class M1, 0.5595% 7/25/37 (c)(j)	295,940	82,281
Class M2, 0.5895% 7/25/37 (c)(j)	313,954	73,702
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M3, 0.6195% 7/25/37 (c)(j)	$ 514,035	$ 108,739
Class M4, 0.7495% 7/25/37 (c)(j)	806,115	158,222
Class M5, 0.8495% 7/25/37 (c)(j)	404,666	72,351
Class M6, 1.0495% 7/25/37 (c)(j)	305,590	48,511
Series 2007-4A:
Class B1, 2.7995% 9/25/37 (c)(j)	128,378	4,172
Class B2, 3.6995% 9/25/37 (c)(j)	485,352	12,134
Class M1, 1.1995% 9/25/37 (c)(j)	123,409	27,150
Class M2, 1.2995% 9/25/37 (c)(j)	123,409	20,979
Class M4, 1.8495% 9/25/37 (c)(j)	326,329	39,159
Class M5, 1.9995% 9/25/37 (c)(j)	326,329	29,370
Class M6, 2.1995% 9/25/37 (c)(j)	327,157	26,173
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.695% 3/15/19 (c)(j)	524,000	443,508
Class H, 0.905% 3/15/19 (c)(j)	352,000	265,423
Class J, 1.105% 3/15/19 (c)(j)	265,000	191,120
Series 2007-BBA8:
Class D, 0.505% 3/15/22 (c)(j)	271,000	222,220
Class E, 0.555% 3/15/22 (c)(j)	1,409,000	1,084,930
Class F, 0.605% 3/15/22 (c)(j)	864,000	622,080
Class G, 0.655% 3/15/22 (c)(j)	222,000	153,180
Class H, 0.805% 3/15/22 (c)(j)	271,000	170,730
Class J, 0.955% 3/15/22 (c)(j)	271,000	135,500
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,780,312
C-BASS Trust floater Series 2006-SC1 Class A, 0.5195% 5/25/36 (c)(j)	551,953	430,442
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (c)(j)	289,000	280,171
Class H, 0.6235% 8/15/21 (c)(j)	231,000	207,900
Series 2007-C6 Class A2, 5.698% 12/10/49 (j)	870,000	898,068
Series 2007-FL3A Class A2, 0.395% 4/15/22 (c)(j)	3,890,000	3,748,302
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	8,060,000	8,471,710
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.565% 4/15/17 (c)(j)	$ 618,000	$ 562,380
Class E, 0.625% 4/15/17 (c)(j)	197,000	175,330
Class F, 0.665% 4/15/17 (c)(j)	112,000	96,320
Class G, 0.805% 4/15/17 (c)(j)	112,000	91,840
Class H, 0.875% 4/15/17 (c)(j)	112,000	86,240
Class J, 1.105% 4/15/17 (c)(j)	86,000	60,200
Series 2005-FL11:
Class F, 0.705% 11/15/17 (c)(j)	120,717	109,853
Class G, 0.755% 11/15/17 (c)(j)	83,804	75,423
sequential payer:
Series 2006-C8 Class A4, 5.306% 12/10/46	10,940,000	11,534,358
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	20,000,000	20,000,000
Class AJFX, 5.478% 2/5/19 (c)	2,410,000	2,427,689
Credit Suisse Commercial Mortgage Trust sequential payer Series 2006-C4 Class A3, 5.467% 9/15/39	3,110,000	3,292,635
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2003-C4 Class A3, 4.7% 8/15/36 (j)	71,691	72,850
Series 1997-C2 Class D, 7.27% 1/17/35	489,551	493,061
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.405% 2/15/22 (c)(j)	4,655,000	4,236,050
Class C:
0.425% 2/15/22 (c)(j)	1,212,000	1,090,800
0.525% 2/15/22 (c)(j)	433,000	372,380
Class F, 0.575% 2/15/22 (c)(j)	866,000	727,440
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	1,865,000	1,871,187
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,863,000	9,233,830
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6178% 12/10/41 (j)(k)	3,026,448	11,148
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.45% 11/5/21 (c)(j)	4,685,000	4,463,810
Series 2006-GG7 Class A4, 5.8898% 7/10/38 (j)	7,500,000	8,204,972
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class C, 0.5% 6/6/20 (c)(j)	$ 539,750	$ 526,979
Class D, 0.54% 6/6/20 (c)(j)	1,495,000	1,407,643
Class E, 0.63% 6/6/20 (c)(j)	2,978,000	2,729,767
Class F, 0.7% 6/6/20 (c)(j)	543,000	487,867
Series 2007-EOP:
Class D, 2.3636% 3/6/20 (c)(j)	4,485,000	4,489,603
Class H, 3.5846% 3/6/20 (c)(j)	480,000	480,084
Class J, 4.4568% 3/6/20 (c)(j)	690,000	690,074
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	2,228,719	2,252,418
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 5.8753% 4/15/45 (j)	2,090,000	2,296,550
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.485% 11/15/18 (c)(j)	109,840	98,856
Class E, 0.535% 11/15/18 (c)(j)	165,268	150,394
Class F, 0.585% 11/15/18 (c)(j)	248,157	220,859
Class G, 0.615% 11/15/18 (c)(j)	215,611	185,426
Class H, 0.755% 11/15/18 (c)(j)	165,306	135,551
sequential payer:
Series 2006-CB14 Class A3B, 5.4817% 12/12/44 (j)	2,375,000	2,463,814
Series 2007-CB20 Class A4, 5.794% 2/12/51	4,630,000	4,987,122
Series 2007-LDPX Class A3, 5.42% 1/15/49	27,221,000	28,708,306
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9275% 7/15/44 (j)	19,797,000	21,187,335
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2005-C3 Class A2, 4.553% 7/15/30	1,359,190	1,359,204
Series 2007-C1 Class A4, 5.424% 2/15/40	6,660,000	7,072,704
Series 2007-C2 Class A3, 5.43% 2/15/40	1,320,000	1,390,911
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.595% 9/15/21 (c)(j)	743,007	638,986
Class G, 0.615% 9/15/21 (c)(j)	1,468,167	1,203,897
Class H, 0.655% 9/15/21 (c)(j)	378,548	299,053
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,503,603	3,541,337
Series 2005-MCP1 Class A2, 4.556% 6/12/43	894,297	902,772
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-1 CLass A3, 5.4811% 2/12/39 (j)	$ 3,475,000	$ 3,590,983
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	6,350,000	6,650,688
Series 2007-7 Class B, 5.7446% 6/12/50 (j)	1,365,000	382,238
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 0.455% 7/17/17 (c)(j)	1,260,816	1,096,910
Series 2007-XLFA:
Class D, 0.445% 10/15/20 (c)(j)	434,000	347,200
Class E, 0.505% 10/15/20 (c)(j)	542,000	406,500
Class F, 0.555% 10/15/20 (c)(j)	326,000	211,900
Class G, 0.595% 10/15/20 (c)(j)	402,000	192,960
Class H, 0.685% 10/15/20 (c)(j)	253,000	25,300
Class J, 0.835% 10/15/20 (c)(j)	289,000	14,450
Class MHRO, 0.945% 10/15/20 (c)(j)	104,340	88,689
Class NHRO, 1.145% 10/15/20 (c)(j)	162,114	129,692
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	8,435,000	8,736,480
Series 2007-T27 Class A4, 5.6497% 6/11/42 (j)	7,464,000	8,197,063
Series 2006-HQ8 Class A3, 5.4552% 3/12/44 (j)	3,556,446	3,610,688
Series 2006-T23 Class A3, 5.803% 8/12/41 (j)	2,485,000	2,620,380
Series 2007-HQ12 Class A4, 5.597% 4/12/49 (j)	4,350,000	4,436,770
Series 2007-IQ14:
Class AAB, 5.654% 4/15/49	1,910,000	2,002,378
Class B, 5.7211% 4/15/49 (j)	3,845,000	2,114,750
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (c)	4,300,000	4,317,229
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.455% 1/15/18 (c)(j)	829,000	803,239
Series 2006-WL7A:
Class E, 0.5335% 9/15/21 (c)(j)	906,000	750,033
Class F, 0.5935% 8/11/18 (c)(j)	1,220,000	939,856
Class G, 0.6135% 8/11/18 (c)(j)	1,156,000	733,885
Class J, 0.8535% 8/11/18 (c)(j)	257,000	126,145
Series 2007-WHL8:
Class AP1, 0.955% 6/15/20 (c)(j)	57,512	40,258
Class AP2, 1.055% 6/15/20 (c)(j)	99,420	64,623
Class F, 0.735% 6/15/20 (c)(j)	1,931,000	1,255,150
Class LXR2, 1.055% 6/15/20 (c)(j)	1,315,775	1,105,251
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	4,060,000	4,294,511
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	$ 7,500,000	$ 8,025,622
Series 2007-C32 Class A3, 5.7405% 6/15/49 (j)	5,370,000	5,635,163
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	4,616,712
Series 2007-C31 Class C, 5.686% 4/15/47 (j)	4,335,000	2,244,182
Series 2007-C31A Class A2, 5.421% 4/15/47	2,662,351	2,755,495
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $292,839,748)		306,342,514
Municipal Securities - 0.3%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (j)	1,400,000	1,370,404
California Gen. Oblig.:
7.5% 4/1/34	4,970,000	5,348,416
7.55% 4/1/39	3,611,000	3,925,121
Illinois Gen. Oblig.:
5.665% 3/1/18	2,625,000	2,619,986
5.877% 3/1/19	2,340,000	2,337,075
TOTAL MUNICIPAL SECURITIES (Cost $14,994,359)		15,601,002
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (d)(j) (Cost $2,759,511)	2,721,000	2,752,514
Cash Equivalents - 19.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.18%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations) # (Cost $921,486,000)	$ 921,490,704	$ 921,486,000
TOTAL INVESTMENT PORTFOLIO - 126.6% (Cost $5,991,571,660)		6,045,041,119
NET OTHER ASSETS (LIABILITIES) - (26.6)%		(1,271,312,032)
NET ASSETS - 100%		$ 4,773,729,087
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Rating-Aa3)

	March 2018	$ 5,000,000	$ 295,685
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/ Received $654,720) (i)	Sept. 2037	9,899,996	(9,245,277)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/ Received $183,322) (i)	Sept. 2037	2,771,999	(2,588,677)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/ Received $523,776) (i)

	Sept. 2037	$ 7,919,997	$ (7,396,221)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/ Received $109,120) (i)	Sept. 2037	1,649,999	(1,540,879)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/ Received $593,613) (i)	Sept. 2037	8,975,997	(8,382,384)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/ Received $200,781) (i)	Sept. 2037	3,035,999	(2,835,218)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $331,725) (i)	Sept. 2037	5,015,998	(4,684,274)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (h)	August 2034	197,113	(109,349)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (h)

	Oct. 2034	$ 237,545	$ (98,952)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (h)	April 2032	29,939	(17,633)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	1,270	(1,196)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (h)	Oct. 2034	254,661	(96,190)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	192,505	(145,434)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (h)	March 2013	6,500,000	427,966
TOTAL CREDIT DEFAULT SWAPS		51,683,018	(36,418,033)
Swap Agreements - continued
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.5176% with JPMorgan Chase, Inc.	Feb. 2041	41,867,000	(1,910,701)
		$ 93,550,018	$ (38,328,734)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $278,967,024 or 5.8% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $42,059,311.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/ performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$921,486,000 due 4/01/11 at 0.18%
BNP Paribas Securities Corp.	$ 60,287,791
Bank of America NA	338,448,596
Barclays Capital, Inc.	73,206,603
Credit Agricole Securities (USA), Inc.	34,450,166
HSBC Securities (USA), Inc.	86,125,416
ING Financial Markets LLC	22,392,608
J.P. Morgan Securities, Inc.	86,125,416
Merrill Lynch Government Securities, Inc.	10,335,050
Merrill Lynch, Pierce, Fenner & Smith, Inc.	55,088,606
Mizuho Securities USA, Inc.	155,025,748
$ 921,486,000
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,011,288,994	$ -	$ 1,011,288,994	$ -
U.S. Government and Government Agency Obligations	1,650,468,115	-	1,650,468,115	-
U.S. Government Agency - Mortgage Securities	1,974,160,331	-	1,974,160,331	-
Asset-Backed Securities	72,455,783	-	63,625,418	8,830,365
Collateralized Mortgage Obligations	90,485,866	-	86,134,783	4,351,083
Commercial Mortgage Securities	306,342,514	-	285,138,937	21,203,577
Municipal Securities	15,601,002	-	15,601,002	-
Preferred Securities	2,752,514	-	2,752,514	-
Cash Equivalents	921,486,000	-	921,486,000	-
Total Investments in Securities:	$ 6,045,041,119	$ -	$ 6,010,656,094	$ 34,385,025
Derivative Instruments:
Assets
Swap Agreements	$ 723,651	$ -	$ 723,651	$ -
Liabilities
Swap Agreements	$ (39,052,385)	$ -	$ (38,806,804)	$ (245,581)
Total Derivative Instruments:	$ (38,328,734)	$ -	$ (38,083,153)	$ (245,581)
Other Financial Instruments:
Forward Commitments	$ 1,488,885	$ -	$ 1,488,885	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 32,846,814
Total Realized Gain (Loss)	(1,753,644)
Total Unrealized Gain (Loss)	8,593,717
Cost of Purchases	4,042
Proceeds of Sales	(2,647,993)
Amortization/Accretion	(476,467)
Transfers in to Level 3	5,797,875
Transfers out of Level 3	(7,979,319)
Ending Balance	$ 34,385,025
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ 5,980,594
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (582,835)
Total Unrealized Gain (Loss)	49,218
Transfers in to Level 3	-
Transfers out of Level 3	288,036
Ending Balance	$ (245,581)
Realized gain (loss) on Swap Agreements for the period	$ 12,231
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at March 31, 2011	$ 49,218

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of March 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 723,651	$ (37,141,684)
Interest Rate Risk
Swap Agreements (a)	-	(1,910,701)
Total Value of Derivatives	$ 723,651	$ (39,052,385)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (including repurchase agreements of $921,486,000) - See accompanying schedule: Unaffiliated issuers (cost $5,991,571,660)		$ 6,045,041,119
Commitment to sell securities on a delayed delivery basis	$ (532,298,834)
Receivable for securities sold on a delayed delivery basis	533,787,719	1,488,885
Receivable for investments sold, regular delivery		62,026,611
Receivable for swap agreements		10,859
Receivable for fund shares sold		3,318,919
Interest receivable		31,203,286
Unrealized appreciation on swap agreements		723,651
Other receivables		254
Total assets		6,143,813,584

Liabilities
Payable to custodian bank	$ 76,383
Payable for investments purchased Regular delivery	186,456,063
Delayed delivery	1,143,633,682
Payable for swap agreements	767,745
Payable for fund shares redeemed	54,641
Distributions payable	124
Unrealized depreciation on swap agreements	39,052,385
Other payables and accrued expenses	43,474
Total liabilities		1,370,084,497

Net Assets		$ 4,773,729,087
Net Assets consist of:
Paid in capital		$ 4,753,926,879
Net unrealized appreciation (depreciation) on investments		19,802,208
Net Assets, for 47,457,548 shares outstanding		$ 4,773,729,087
Net Asset Value, offering price and redemption price per share ($4,773,729,087 ÷ 47,457,548 shares)		$ 100.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2011

Investment Income
Dividends		$ 86,337
Interest		74,307,986
Total income		74,394,323

Expenses
Custodian fees and expenses	$ 56,103
Independent directors' compensation	8,376
Total expenses before reductions	64,479
Expense reductions	(8,671)	55,808
Net investment income (loss)		74,338,515
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,420,282
Swap agreements	11,437,932
Total net realized gain (loss)		51,858,214
Change in net unrealized appreciation (depreciation) on: Investment securities	(93,796,523)
Swap agreements	(3,061,927)
Delayed delivery commitments	1,404,060
Total change in net unrealized appreciation (depreciation)		(95,454,390)
Net gain (loss)		(43,596,176)
Net increase (decrease) in net assets resulting from operations		$ 30,742,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 74,338,515	$ 171,295,506
Net realized gain (loss)	51,858,214	134,032,006
Change in net unrealized appreciation (depreciation)	(95,454,390)	170,345,839
Net increase (decrease) in net assets resulting from operations	30,742,339	475,673,351
Distributions to partners from net investment income	(70,209,710)	(164,917,649)
Affiliated share transactions Proceeds from sales of shares	373,548,921	367,630,023
Reinvestment of distributions	70,208,951	164,915,836
Cost of shares redeemed	(149,741,307)	(723,349,598)
Net increase (decrease) in net assets resulting from share transactions	294,016,565	(190,803,739)
Total increase (decrease) in net assets	254,549,194	119,951,963

Net Assets
Beginning of period	4,519,179,893	4,399,227,930
End of period	$ 4,773,729,087	$ 4,519,179,893
Other Affiliated Information Shares
Sold	3,713,004	3,790,985
Issued in reinvestment of distributions	695,538	1,687,277
Redeemed	(1,478,225)	(7,458,616)
Net increase (decrease)	2,930,317	(1,980,354)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 101.49	$ 94.59	$ 89.79	$ 96.86	$ 98.51	$ 98.77
Income from Investment Operations
Net investment income (loss) D	1.607	3.768	4.670	5.231	5.447	5.116
Net realized and unrealized gain (loss)	(.988)	6.758	4.770	(7.461)	(1.938)	(.783)
Total from investment operations	.619	10.526	9.440	(2.230)	3.509	4.333
Distributions to partners from net investment income	(1.519)	(3.626)	(4.640)	(4.840)	(5.159)	(4.593)
Net asset value, end of period	$ 100.59	$ 101.49	$ 94.59	$ 89.79	$ 96.86	$ 98.51
Total Return B,C	.61%	11.34%	11.07%	(2.44)%	3.63%	4.54%
Ratios to Average Net Assets F
Expenses before reductions	-% A,E	-% E	.02%	-% E	-% E	.01%
Expenses net of fee waivers, if any	-% A,E	-% E	.02%	-% E	-% E	.01%
Expenses net of all reductions	-% A,E	-% E	.02%	-% E	-% E	.01%
Net investment income (loss)	3.20%	3.86%	5.32%	5.51%	5.57%	5.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,773,729	$ 4,519,180	$ 4,399,228	$ 4,039,432	$ 5,492,350	$ 5,070,332
Portfolio turnover rate	418% A	230%	177%	229%	247%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011

1. Organization.

Fidelity Tactical Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

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2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 127,513,860
Gross unrealized depreciation	(66,880,385)
Net unrealized appreciation (depreciation) on securities and other investments	$ 60,633,475

Tax Cost	$ 5,984,407,644

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Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (3,936,252)	$ 4,407,598
Interest Rate Risk
Swap Agreements	15,374,184	(7,469,525)
Totals (a)	$ 11,437,932	$ (3,061,927)

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $46,683,018 representing 1.0% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $164,745,527 and $389,687,681, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $17,479.

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8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $8,376.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $295.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Tactical Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of March 31, 2011, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and for the year ended September 30, 2010, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Fund as of March 31, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended September 30, 2010, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 25, 2011

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2011